Income and expenses - Impairment Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment losses
Impairment of intangible assets			$ (1,153)
Impairment of property, plant and equipment	$ (25,768)	$ (56,999)	1,663
Impairment of non-current financial assets	478		(373)
Impairment loss (gain)	$ (25,290)	$ (56,999)	$ 137